Property and Equipment - Pay TV Satellites (Details) $ in Millions		1 Months Ended	12 Months Ended
	May 14, 2019 USD ($)	May 14, 2019 USD ($)	Dec. 31, 2019 item
Property and Equipment
Satellite transaction cost basis	$ 320	$ 320
Net carrying value of licenses	26	26
Capital transaction	$ 267	$ 267
Number of other satellites to be relocated in the event of failure or loss of any satellite | item			1